Business Combinations - Year Ended January 31, 2019 (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 08, 2018	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Business Acquisition
Goodwill		$ 158,183	$ 158,143	$ 147,154
Decrease in contingent consideration, liability		(3,665)	(5,392)	(4,201)
Payments of contingent consideration for business combinations		4,877	3,419	2,016
Acquisition Completed in 2019
Business Acquisition
Total purchase price	$ 13,100
Acquisition date fair value of previously held equity interest	$ 2,200
Noncontrolling equity investment percentage	19.00%
Payments to acquire businesses	$ 3,900
Fair value of contingent consideration	18,500
Business acquisition, contingent consideration, liability, fair value	7,000	2,900
Goodwill	$ 10,800
Weighted-average estimated useful life of all finite-lived identifiable intangible assets	4 years 1 month 6 days
Transaction and related costs			300	200
Decrease in contingent consideration, liability		(3,700)	(5,400)	(4,200)
Payments of contingent consideration for business combinations		$ 4,900	$ 3,400	$ 2,000
Acquisition Completed in 2019 | Customer relationships
Business Acquisition
Estimated useful lives of finite-lived intangible assets	7 years
Acquisition Completed in 2019 | Acquired technology
Business Acquisition
Estimated useful lives of finite-lived intangible assets	3 years